Schedule V - Valuation and Qualifying Accounts Level 4 (Details) - Valuation allowance on mortgage loans [Member] - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Movement in Valuation allowance and reserves
Balance, January 1	$ 0	$ 0	$ 5	$ 19
Charged to Costs and Expenses	0	6	0	1
Write-offs/Payments/Other	0	(1)	(5)	(20)
Balance, December 31	$ 0	$ 5	$ 0	$ 0